INCOME TAXES (Schedule of Deferred Income Tax Assets and Liabilities) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carried forward	$ 13,984,909	$ 909,501
Depreciation of property, plant and equipment	554,227	938,768
Accrued warranty cost		111,111
Inventory write-down	3,687,349	3,651,428
Bad debt provision	349,466	308,183
Government grants related to assets	320,960	6,463,295
Long-lived asset impairment	19,810,832	9,866,564
Others	390,491
Valuation Allowance	(37,682,733)
Total	1,415,501	22,248,850
Deferred tax assets are analyzed as:
Current	358,435	4,348,146
Non-current	1,057,066	17,900,704
Deferred tax liabilities are analyzed as:
Current
Non-current